Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2017
Share-Based Compensation [Abstract]
Schedule of estimated fair value of the options on the grant date
May 14, 2010
Risk-free interest rates	1.63%
Expected term	10 years
Expected volatility	90%
Expected dividend yield	0%
Fair value of underlying ordinary share (per share) (*)	US$ 3.94

(*represents initial public offering close price)

Summary of weighted average fair value and life information, options outstanding
	Options Outstanding			Options Exercisable
Exercise Price Per Share	Number outstanding as of September 30, 2017	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable as of September 30, 2017	Weighted Average Exercise Price
$40.00	12,334	$1,89	2.62	12,334	$1.89

Summary of option activity under the employee share option plan
Options	Number of shares	Exercise Price	Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of October 1, 2016	12,334	$40.00	3.62	-
Granted during the year	-	-	-	-
Forfeited during the year		-	-	-
Outstanding as of September 30, 2017	12,334	$40.00	2.62	-